Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Share-Based Compensation Expenses
The allocation of share-based compensation expense was as follows:

	Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$ (Note 2.5)
Research and development expenses	470	284,431	201,926	31,687
Administrative expenses	514,733	209,033	406,683	63,817
Equity in loss of an affiliate	—	32,707	13,267	2,082

	515,203	526,171	621,876	97,586

Summary of Valuation Assumptions Used
The Group determined the fair value of the put right with the assistance of an independent third-party valuation firm. The Group used the option pricing model (finnerty model) to estimate the fair value of the put right using the following assumptions:

	As of December 31,		As of December 31,
	2020		2021
Expected terms (Year)		3.7		2.7
Estimated volatility		55.9%		34.5%
Spot price	US$	143,804	US$	171,134
Probability of triggering event for redemption option		65%		70%

Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Group's Founders' Restricted Shares Activities
Share-based compensation expenses related to restricted shares were included in:

	Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$ (Note 2.5)
Research and development expenses	470	—	—	—
Administrative expenses	1,096	—	—	—

	1,566	—	—	—

2018 Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Share-Based Compensation Expenses
Share-based compensation expenses related to the stock optio ns of 2018 Plan are
included in:

	Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$ (Note 2.5)
Research and development expenses	—	65,656	55	9
Administrative expenses	365,329	48,055	4,478	703
Equity in loss of affiliates	—	226	257	40

	365,329	113,937	4,790	752

Schedule of Non vested Share Activity

	Number of shares	Weighted average grant-date fair value US$
Non-vested at December 31, 2020	825,000	5.57
Vested	(825,000)	5.57

Non-vested at December 31, 2021	—	—

Summary of Stock Options Activities
The following table sets forth the stock options activities of 2018 Plan for the periods presented:

	Number of shares		Weighted average exercise price US$	Weighted average remaining contractual term	Aggregate intrinsic value US$
Outstanding as of January 1, 2019	—		—	—	—
Granted	13,991,528		1.00	—	—
Repurchased (Note 17 (d))	(454,940)		1.00	—	—

Outstanding as of December 31, 2019	13,536,588		1.00	8.86	64,840
Exercised Surrendered (Note 17 (h))	(402,000 (2,544,917	) )	1.00 1.00	— —	— —

Outstanding as of December 31, 2020	10,589,671		1.00	8.15	206,499
Exercised	(3,036,435)		1.00	—	—

Outstanding as of December 31, 2021	7,553,236		1.00	7.15	148,076

Exercisable as of December 31, 2021	7,553,236		1.00	7.15	148,076

Summary of Valuation Assumptions Used
Stock options granted to certain directors and employees of the Group were measured at fair value on the dates of grant using the Binomial Option Pricing Model with the following assumptions:

Year ended December 31, 2019
Expected volatility	54.64%-56.31%
Risk-free interest rate (per annum)	2.15%-2.75%
Exercise multiple	2.80
Expected dividend yield	—
Time to maturity (in years)	10

2017 Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Share-Based Compensation Expenses
Share-based compensation expenses related to the stock options of 2017 Plan are included in:

	Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$ (Note 2.5)
Research and development expenses	—	69,214	(225)	(35)
Administrative expenses	—	52,802	2,835	445
Equity in loss of affiliates	—	4,277	516	81

	—	126,293	3,126	491

Schedule of Non vested Share Activity
A summary of
non-vested
stock option activities for the year ended December 31, 2021 is presented below:

	Number of shares	Weighted average Grant date fair value US$
Non-vested at December 31, 2020	911,142	4.96
Vested	(900,642)	4.96
Forfeited	(10,500)	5.65

Non-vested at December 31, 2021	—	—

Summary of Stock Options Activities
The following table sets forth the stock options activities of 2017 Plan for the periods presented:

	Number of shares	Weighted average exercise price US$	Weighted average remaining contractual term	Aggregate intrinsic value US$
Outstanding as of December 31, 2018	13,005,596	0.95	8.61	70,129

Granted	640,000	1.00	—	—
Forfeited	(397,500)	1.00	—	—
Repurchased (Note 17(d))	(3,435,215)	1.00	—	—

Outstanding as of December 31 ,2019	9,812,881	0.93	7.76	47,671
Forfeited	(338,876)	1.00	—	—
Exercised	(1,439,373)	0.72	—	—
Surrendered (Note 17(h))	(332,566)	1.00	—	—

Outstanding as of December 31 ,2020	7,702,066	0.97	6.75	150,415
Exercised	(5,122,549)	0.96	—	—
Forfeited	(10,500)	1.00	—	—

Outstanding as of December 31 ,2021	2,569,017	1.00	5.79	50,361

Exercisable as of December 31, 2021	2,569,017	1.00	5.79	50,361

Summary of Valuation Assumptions Used
Stock options granted to the employees were measured at fair value on the dates of grant using the Binomial Option Pricing Model with the following assumptions:

Year ended December 31,
2019
Expected volatility	54.64%
Risk-free interest rate (per annum)	2.15%
Exercise multiple	2.80
Expected dividend yield	—
Time to maturity (in years)	10

2019 Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Share-Based Compensation Expenses
Share-based compensation expenses related to the stock options of 2019 Plan are included in:

	Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$ (Note 2.5)
Research and development expenses	—	—	—	—
Administrative expenses	—	1,171	707	111
Equity in loss of affiliates	—	—	—	—

	—	1,171	707	111

Schedule of Non vested Share Activity
A summary of
non-vested
stock options activity for the year ended December 31, 2021 is presented below:

	Number of shares	Weighted average grant-date fair value US$
Non-vested at December 31, 2020	72,000	4.50
Vested	(24,000)	4.50

Non-vested at December 31, 2021	48,000	4.50

Summary of Stock Options Activities
The following table sets forth the stock options activities of 2019 Plan for periods presented:

	Number of shares	Weighted average exercise price US$	Weighted average remaining contractual term	Aggregate intrinsic value US$
Outstanding as of December 31, 2019	—	—	—	—
Granted	72,000	6.09	—	—

Outstanding as of December 31, 2020	72,000	6.09	9.33	1,038
Granted	—	—	—	—
Outstanding as of December 31, 2021	72,000	6.09	8.05	1,045

Exercisable as of December 31, 2021	24,000	6.09	8.05	348

Summary of Valuation Assumptions Used
Stock options granted to the 3 independent directors were measured at fair value on the dates of grant using the Binomial Option Pricing Model with the following assumptions:

Year Ended December 31,
2020
Expected volatility	54.88%
Risk-free interest rate (per annum)	0.79%
Exercise multiple	2.80
Expected dividend yield	—
Time to maturity (in years)	10

2020 Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Share-Based Compensation Expenses
Share-based compensation expenses related to these restricted share units are included in:

	Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$ (Note 2.5)
Research and development expenses	—	67,181	4,156	652
Administrative expenses	—	25,985	54,011	8,476
Equity in loss of affiliates	—	19,085	720	113

	—	112,251	58,887	9,241

Summary of Stock Options Activities
The following table sets forth the restricted share units subject to terms and conditions under 2018 Plan for the periods presented:

	Number of restricted share units	Weighted average exercise price US$	Weighted average remaining contractual term	Aggregate intrinsic value US$
Outstanding as of December 31, 2019	—	—	—	—
Granted	1,328,120	1.00	—	—
Vested	(565,200)	1.00	—	—

Outstanding as of December 31, 2020	762,920	1.00	9.65	14,877

Vested	(762,920)	1.00	—	—

Outstanding as of December 31, 2021	—	—	—	—

Schedule of Nonvested Restricted Stock Units Activity	A summary of
non-vested
restricted share units activities for the year ended December 31, 2021 is presented below:

	Number of restricted share units	Weighted average grant-date fair value US$
Non-vested at December 31, 2020	762,920	12.89
Vested	(762,920)	12.89

Non-vested at December 31, 2021	—	—

2020 Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Share-Based Compensation Expenses
Share-based compensation expenses related to the stock options of 2020 Plan are included in:

	Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$ (Note 2.5)
Research and development expenses	—	10,435	14,915	2,340
Administrative expenses	—	4,357	8,702	1,366
Equity in loss of affiliates	—	1,619	3,262	512

	—	16,411	26,879	4,218

Schedule of Non vested Share Activity
A summary of
non-vested
stock option activities for the year ended December 31, 2021 is presented below:

	Number of shares	Weighted average grant-date fair value US$
Non-vested at December 31, 2020	1,044,368	8.71
Granted	133,913	13.33
Vested	(261,353)	9.03
Forfeited	(111,495)	8.65

Non-vested at December 31, 2021	805,433	9.44

Summary of Stock Options Activities
The following table sets forth the stock options activities of 2020 Plan for the periods presented:

	Number of shares	Weighted average exercise price US$	Weighted average remaining contractual term	Aggregate intrinsic value US$
Outstanding as of December 31, 2019	—	—	—	—
Granted	1,068,733	5.91	—	—
Forfeited	(24,365)	5.91	—	—

Outstanding as of December 31, 2020	1,044,368	5.91	9.62	15,237
Granted	133,913	18.85	—	—
Exercised	(68,859)	5.91	—	—
Expired	(154)	5.91	—	—
Forfeited	(111,495)	6.23	—	—

Outstanding as of December 31, 2021	997,773	7.61	8.68	12,967

Exercisable as of December 31, 2021	192,340	5.91	8.53	2,826

Summary of Valuation Assumptions Used
Stock options granted to the employees were measured at fair value on the dates of grant using the Binomial Option Pricing Model with the following assumptions:

Year Ended December 31,
2020
Expected volatility	56.51%
Risk-free interest rate (per annum)	0.86%
Exercise multiple	2.20-2.80
Expected dividend yield	—
Time to maturity (in years)	10

2020 Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Share-Based Compensation Expenses
Share-based compensation expenses related to the aforementioned restricted share units of 2020 Plan are included in:

	Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$ (Note 2.5)
Research and development expenses	—	71,945	118,368	18,575
Administrative expenses	—	76,663	227,392	35,681
Equity in loss of affiliates	—	7,500	8,512	1,336

	—	156,108	354,272	55,592

Summary of Stock Options Activities
The following table sets forth the restricted share units of 2020 Plan for the periods presented:

	Number of restricted share units	Weighted average exercise price US$	Weighted average remaining contractual term	Aggregate intrinsic value US$
Outstanding as of December 31, 2019	—	—	—	—
Granted	4,093,079	—	—	—
Forfeited	(13,461)	—	—	—

Outstanding as of December 31, 2020	4,079,618	—	9.70	83,632
Granted	1,649,045	—	—	—
Vested	(4,048,000)	—	—	—
Forfeited	(198,872)	—	—	—

Outstanding as of December 31, 2021	1,481,791	—	8.95	30,531

Schedule of Nonvested Restricted Stock Units Activity
A summary of
non-vested
restricted share units activities for the year ended December 31, 2021 is presented below:

	Number of restricted share units	Weighted average grant-date fair value US$
Non-vested at December 31, 2020	4,079,618	14.00
Granted	1,649,045	25.60
Vested	(4,048,000)	17.15
Forfeited	(198,872)	14.63

Non-vested at December 31, 2021	1,481,791	17.80

2021 Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Share-Based Compensation Expenses
Share-based compensation expenses related to the restricted share units of 2021 Plan are included in:

	Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$ (Note 2.5)
Research and development expenses	—	—	44,227	6,940
Administrative expenses	—	—	73,332	11,507

	—	—	117,559	18,447

Summary of Stock Options Activities
The following table sets forth the restricted share units of 2021 Plan for the period presented:

	Number of restricted share units	Weighted average exercise price US$	Weighted average remaining contractual term	Aggregate intrinsic value US$
Outstanding as of December 31, 2020	—	—	—	—
Granted	1,827,166	—	—	—
Forfeited	(170,913)	—	—	—

Outstanding as of December 31, 2021	1,656,253	—	9.57	34,126

Schedule of Nonvested Restricted Stock Units Activity
A summary of
non-vested
restricted share units activities for year ended December 31, 2021 is presented below:

	Number of restricted share units	Weighted average grant-date fair value US$
Non-vested at December 31, 2020	—	—
Granted	1,827,166	26.44
Forfeited	(170,913)	26.38

Non-vested at December 31, 2021	1,656,253	26.45

2021 Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Share-Based Compensation Expenses
Share-based compensation expenses related to the stock options of 2021 Plan are included in:

	Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$ (Note 2.5)
Research and development expenses	—	—	20,430	3,206
Administrative expenses	—	—	35,226	5,528

	—	—	55,656	8,734

Schedule of Non vested Share Activity
A summary of
non-vested
stock option activities for the year ended December 31, 2021 is presented below:

	Number of shares	Weighted average grant-date fair value US$
Non-vested at December 31, 2020	—	—
Granted	2,698,245	14.17
Forfeited	(253,805)	14.66

Non-vested at December 31, 2021	2,444,440	14.12

Summary of Stock Options Activities
The following table sets forth the stock options activities of 2021 Plan for the year ended December 31, 2021:

	Number of shares	Weighted average exercise price US$	Weighted average remaining contractual term	Aggregate intrinsic value US$
Outstanding as of December 31, 2020	—	—	—	—
Granted	2,698,245	26.43	—	—
Forfeited	(253,805)	26.39	—	—

Outstanding as of December 31, 2021	2,444,440	26.44	9.57	—

Exercisable as of December 31, 2021	—	—	—	—

Summary of Valuation Assumptions Used
Stock options granted to the employees were measured at fair value on the dates of grant using the Binomial Option Pricing Model with the following assumptions:

Year Ended December 31,
2021
Expected volatility	51.77%-54.37%
Risk-free interest rate (per annum)	1.44%-1.68%
Exercise multiple	2.2-2.80
Expected dividend yield	—
Time to maturity (in years)	10